Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of straight-line method over the estimated useful life of the asset
Machinery and equipment	6 – 10 years (primarily 10)
Leasehold improvements and furniture	7 – 14 years
Computers and programs	3 years